Trade and other receivables	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Non-current receivables

(in thousands of USD)	Note	June 30, 2025	December 31, 2024

Shareholders loans to joint ventures	25	18,480	16,188
Derivatives		8,895	1,279
Cash guarantees and deposits		51,283	48,548
Other non-current receivables		10,553	9,061
Total non-current receivables		89,211	75,076

The shareholder loans to joint ventures mainly relates to the loans provided to BeHydro and JPN H2Hydro and to joint ventures within the Windcat group of companies, i.e. TSM Windcat and FRS Windcat Offshore
Logistics.
The cash guarantees and deposits as of June 30, 2025 relates to a cash security of $45.7 million lodged with the High Court of Malaysia in January, 2024. The cash security equals the claimed amount and was required to lift the arrest on the vessel Oceania which was subsequently sold and delivered to her new owners.
Trade and other receivables

(in thousands of USD)	June 30, 2025	December 31, 2024

Receivable from contracts with customers	173,859	117,824
Receivable from contracts with customers - TI Pool	42,176	56,568
Accrued income	25,961	9,237
Accrued interest	371	236
Deferred charges	119,763	45,072
Deferred fulfillment costs	—	1,126
Other receivables	52,181	3,691
Lease receivables	330	1,263
Derivatives	8,252	866
Total trade and other receivables	422,893	235,883

The increase in receivables from contracts with customers is primarily attributable to the acquisition of
Golden Ocean Group Ltd as of March 12, 2025.
The receivables from contracts with customers - TI Pool relates to income to be received by the Group from the Tankers International Pool. These amounts decreased in the first six months of 2025 mainly due to a decreased number of vessels in the pool.
The increase in deferred charges is mainly due to the acquisition and consolidation of GOGL as per March
12, 2025 and to deferred arrangement fees of $28.4 million related to the undrawn amount of the
$2.0 billion loan facility.
The increase in other receivables is due to the acquisition of GOGL and mainly relates to bunker receivables on time charter-out contracts.